INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional Cash Flow Elements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
(a) Acquisition of subsidiary:
Working capital (Cash and cash equivalent excluded)	$ 0	$ 0	$ 0	$ 0	$ (334)
Property and equipment	0	0	0	0	(1,239)
Intangible assets	0	0	0	0	(2,098)
Goodwill	0	0	0	0	(6,070)
Deferred taxes	0	0	0	0	714
Payables for acquisition of investments in subsidiaries	0	0	0	0	496
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	0	0	0	0	(8,531)
(b) Distribution as a dividend in kind of previously consolidated subsidiary:
Working capital (excluding cash and cash equivalents)	0	(5,443)	0	(5,443)	(5,443)
Property and equipment	0	7,048	0	7,048	7,048
Goodwill and other intangible assets	0	15,883	0	15,883	15,883
Other long term liabilities	0	(1,781)	0	(1,781)	(1,781)
Non-controlling interest	0	373	0	373	373
Accumulated other comprehensive loss	0	(213)	0	(213)	(213)
Dividend in kind	0	(17,737)	0	(17,737)	(17,737)
Distributions Paid In Kind Subsidiary	0	(1,870)	0	(1,870)	(1,870)
(c) Non-cash activity:
Purchase of property and equipment	54	(12)	156	39	48
(d) Supplemental disclosure of cash flow activity:
Interest	176	132	380	270	567
Income taxes	$ 144	$ 22	$ 291	$ 27	$ 20